Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended	87 Months Ended	110 Months Ended		117 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000157745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000084881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
C000157746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(0.84%)	0.72%						1.47%
C000030492
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	0.43%	0.55%						1.01%
C000202546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000084883
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
C000164576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000030493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Class
C000213292
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000213293
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.89%)	(1.70%)	(0.31%)
C000213294
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000030494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Class
C000083494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000083498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000083496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
C000157747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000030502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.28%)	0.71%						1.31%
C000030504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	0.02%	0.56%						0.86%
C000084886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Class
C000083500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000083501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000157745
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	1.61%				1.78%
Without Sales Load [Member] | C000084881
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	1.55%						1.93%
Without Sales Load [Member] | C000157746
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	1.57%						2.03%
Without Sales Load [Member] | C000030490
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	1.33%						1.78%
Without Sales Load [Member] | C000030492
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%	0.55%						1.01%
Without Sales Load [Member] | C000202546
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%	1.59%		2.37%
Without Sales Load [Member] | C000084883
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%	1.52%						2.00%
Without Sales Load [Member] | C000164576
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%	7.95%					8.73%
Without Sales Load [Member] | C000030493
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	7.69%						7.03%
Without Sales Load [Member] | C000213292
Average Annual Return [Line Items]
Average Annual Return, Percent	2.59%	(0.61%)	0.62%
Without Sales Load [Member] | C000213293
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%	(0.84%)	0.39%
Without Sales Load [Member] | C000213294
Average Annual Return [Line Items]
Average Annual Return, Percent	2.68%	(0.49%)	0.88%
Without Sales Load [Member] | C000030494
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%	(0.46%)						1.90%
Without Sales Load [Member] | C000083494
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	8.08%						5.97%
Without Sales Load [Member] | C000083495
Average Annual Return [Line Items]
Average Annual Return, Percent	11.48%	8.27%						6.18%
Without Sales Load [Member] | C000083498
Average Annual Return [Line Items]
Average Annual Return, Percent	6.44%	3.68%						3.90%
Without Sales Load [Member] | C000083499
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	3.82%						4.05%
Without Sales Load [Member] | C000083496
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	7.96%						5.91%
Without Sales Load [Member] | C000083497
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	8.16%						6.12%
Without Sales Load [Member] | C000157747
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	1.58%			1.63%
Without Sales Load [Member] | C000030502
Average Annual Return [Line Items]
Average Annual Return, Percent	1.77%	1.32%						1.62%
Without Sales Load [Member] | C000030504
Average Annual Return [Line Items]
Average Annual Return, Percent	1.01%	0.56%						0.86%
Without Sales Load [Member] | C000084886
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	1.51%						1.83%
Without Sales Load [Member] | C000083500
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	4.24%						3.81%
Without Sales Load [Member] | C000083501
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%	4.42%						3.98%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%				1.93%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%		2.27%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
Alliance Bernstein Index: MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	17.32%	7.02%					9.42%
Alliance Bernstein Index: MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	17.32%	7.02%						7.99%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.08%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.08%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.08%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)						1.84%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%						15.30%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%						15.30%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%						2.32%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	3.06%	0.36%						2.32%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%						15.30%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.60%	16.47%						15.30%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%			1.93%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	0.86%						2.34%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%				1.86%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%		2.25%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.94%	11.42%						10.32%
Alliance Bernstein Index:47% Russell 3000/26.4% MSCI ACWI ex-US IMI(net)/6.6% MSCI ACWI Commodity Producers(net)/10% Bloomberg U
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.94%	11.42%						10.32%
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.49%	4.89%						5.47%
Alliance Bernstein Index:16.9% Russell 3000/9.8% MSCI AC ex-US IMI(net)/3.3% MSCI AC Cmmd Prod(net)/24.5% Bbg US Agg/2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	7.49%	4.89%						5.47%
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.94%	11.31%						10.27%
Alliance Bernstein Index:47.2% Russell 3000/26.5% MSCI ACWI ex-US IMI(net)/6.3% MSCI ACWI Commodity Producers(net)/20% Bloomberg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.94%	11.31%						10.27%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%			1.86%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent	3.14%	1.21%						2.06%
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Average Annual Return, Percent	7.91%	5.47%						5.60%
Alliance Bernstein Index:19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year
Average Annual Return [Line Items]
Line Graph and Table Measure Name	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
Average Annual Return, Percent	7.91%	5.47%						5.60%